Schedule of Share-based Payment Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total expenses recognized from share-based payment transactions	₪ 6,452	₪ 10,008	[1]	₪ 68,036	[1]
Equity-settled Plans [Member]
IfrsStatementLineItems [Line Items]
Total expenses recognized from share-based payment transactions	₪ 6,452	₪ 10,008		₪ 68,036

[1]	Reclassified